Notes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Notes Payable, Current	¥ 67,900	$ 10,436	¥ 100,888
SPD Bank [Member]
Notes Payable to Bank, Current	37,900	5,825	70,920
Weifang Bank [Member]
Notes Payable to Bank, Current	¥ 30,000	$ 4,611	¥ 29,968